GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
The gross balance of goodwill was $508.9 million, with accumulated impairment losses of $11.5 million, as of December 31, 2022 and $540.1 million, with accumulated impairment losses of $28.8 million, as of December 31, 2021.
As a result of the acquisition of Legacy Dole by Total Produce, $274.0 million of goodwill was recognized in the consolidated balance sheets at the Acquisition Date, all of which was assigned to the Fresh Fruit reporting unit. Refer to Note 4 “Business Combinations and Transactions” for further detail.
A rollforward of goodwill by reportable segment for the years ended December 31, 2022 and December 31, 2021, was as follows:

	Fresh Fruit	Diversified Fresh Produce – EMEA	Diversified Fresh Produce – Americas & ROW	Fresh Vegetables	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—	$133,575	$100,586	$—	$234,161
Additions	274,048	16,372	—	—	290,420
Disposals	—	(414)	—	—	(414)
Foreign currency and other	—	(8,907)	(3,927)	—	(12,834)
Balance as of December 31, 2021	274,048	140,626	96,659	—	511,333
Additions	—	1,197	—	—	1,197
Measurement period adjustments	(773)	—	—	—	(773)
Foreign currency and other	—	(6,198)	(8,106)	—	(14,304)
Balance as of December 31, 2022	$273,275	$135,625	$88,553	$—	$497,453
See Note 4 “Business Combinations and Transactions” for additional detail on measurement period adjustments.
Details of Dole’s intangible assets as of December 31, 2022 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,145	—	4,145
Supplier relationships	27,917	(19,528)	8,389
Customer relationships	126,150	(92,873)	33,277
Other	13,093	(7,914)	5,179
	$477,585	$(120,315)	$357,270
Details of Dole’s intangible assets as of December 31, 2021 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,186	—	4,186
Supplier relationships	29,179	(17,869)	11,310
Customer relationships	132,953	(92,357)	40,596
Other	13,227	(7,273)	5,954
	$485,825	$(117,499)	$368,326
A rollforward of intangible assets, excluding goodwill, for the years ended December 31, 2022 and December 31, 2021 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$65,634
Additions	314,749
Amortization	(11,404)
Foreign exchange impact	(653)
Balance as of December 31, 2021	368,326
Additions	855
Amortization	(10,893)
Foreign exchange impact	(1,018)
Balance as of December 31, 2022	$357,270
Of the $314.7 million of intangible asset additions during the year ended December 31, 2021, $306.3 million was related to the acquisition of the DOLE brand that was determined to have an indefinite life. Refer to Note 4 “Business Combinations and Transactions” for further detail.
Amortization expense for definite-lived intangible assets was $10.9 million, $11.4 million and $11.5 million for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
As of December 31, 2022, the estimated amortization expense associated with Dole’s intangible assets for each of the next five fiscal years was as follows:

Amount
(U.S. Dollars in thousands)
2023	$10,193
2024	9,935
2025	8,941
2026	6,657
2027	5,376
Thereafter	5,743
Total	$46,845
Dole evaluates goodwill and other indefinite-lived intangible assets for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that would indicate that an impairment may exist. There was no impairment of goodwill or intangible assets recorded for the years ended December 31, 2022, December 31, 2021 and December 31, 2020.
As of the October 1, 2022 testing date, the fair value of the Fresh Fruit and Diversified Fresh Produce – Americas & ROW reporting units were in excess of their respective carrying amounts by 2% and 5%, respectively, and the fair value of the DOLE brand was in excess of its carrying amount by less than 1%. Unfavorable changes to key assumptions, market conditions, and macroeconomic circumstances could result in future impairment.